JPMorgan Income Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.64%	3.36%	4.68%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.06%	1.22%	2.45%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.48%	1.61%	2.60%